Schedule of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Offsetting Assets [Line Items]
Number of options outstanding, balance	245,215
Weighted average exercise price, outstanding balance	$ 48.50
Number of options outstanding, Exercised	(32,353)
Weighted average exercise price, exercised	$ 1.70
Number of options outstanding, Expired	(1,124)
Weighted average exercise price, forfeited	$ 68.40
Number of options outstanding, Forfeited	(1,417)
Weighted average exercise price, expired	$ 50.60
Number of options outstanding, balance	210,321	245,215
Weighted average exercise price, outstanding balance	$ 55.59	$ 48.50
Weighted average remaining contractual term, outstanding	5 years 4 months 24 days
Number of options, exercisable	205,448
Weighted average exercise price, exerciseable	$ 55.29
Weighted average remaining contractual term, exercisable	5 years 4 months 24 days
Equity Option [Member]
Offsetting Assets [Line Items]
Number of options outstanding, balance	245,218	274,063
Weighted average exercise price, outstanding balance	$ 48.50	$ 48.90
Number of options outstanding, Expired		(7,154)
Weighted average exercise price, forfeited		$ 60.30
Number of options outstanding, Forfeited		(21,691)
Weighted average exercise price, expired		$ 49.20
Number of options outstanding, balance		245,218
Weighted average exercise price, outstanding balance		$ 48.50
Weighted average remaining contractual term, outstanding		5 years 10 months 24 days
Number of options, exercisable		233,102
Weighted average exercise price, exerciseable		$ 47.50
Weighted average remaining contractual term, exercisable		5 years 9 months 18 days